Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

(b) There was no significant related party transaction during the years ended December 31, 2021, 2022 and 2023.

(c)	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	$	$	$
Loan from:
Bluecap	1,834	-	-

Interest expense on loan from:
Bluecap	658	746	-

All balances with related parties as of December 31, 2022 and 2023 were unsecured, and had no fixed terms of repayment.

On July 31, 2018, the Group entered into a $1,325 short-term loan agreement with Bluecap Mobile Private Limited (“Bluecap”), a company controlled by a key management of the Group, bearing an interest rate of 8% per annum to fund the Company’s working capital. The loan does not carry a maturity date and the outstanding principal balance as of December 31, 2023 was nil. The accrued interests were recorded in amount due to related parties.